As filed with the Securities and Exchange Commission on September 18, 2009
                       Registration No. 33-00488/811-04416

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         POST-EFFECTIVE AMENDMENT NO. 85                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 86                             [X]

                                 ALLEGIANT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-3863

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Kathleen Barr
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] on September 28, 2009 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 82 (the "Amendment") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 17, 2009. Pursuant to Rule 485(a)(2), the Amendment would have become effective on August 31, 2009. On August 26, 2009, Post-Effective Amendment No. 84 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment's effective date to September 23, 2009.



This Post-Effective Amendment No. 85 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 28, 2009 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 85 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 85 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, State of Illinois, on the 18th day of September, 2009.

                                      ALLEGIANT FUNDS
                                      Registrant

                                      /s/ John G. Abunassar
                                      ---------------------
                                      John G. Abunassar
                                      President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 85 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                       DATE

*Robert D. Neary                  Trustee and Chairman        September 18, 2009
----------------------            of the Board
Robert D. Neary

/s/ John Kernan                   Treasurer                   September 18, 2009
---------------
John Kernan

*Dorothy A. Berry                 Trustee                     September 18, 2009
-----------------
Dorothy A. Berry

*Kelley J. Brennan                Trustee                     September 18, 2009
------------------
Kelley J. Brennan

*John F. Durkott                  Trustee                     September 18, 2009
----------------------
 John F. Durkott

*Richard W. Furst                 Trustee                     September 18, 2009
----------------------
 Richard W. Furst

*Gerald L. Gherlein               Trustee                     September 18, 2009
----------------------
Gerald L. Gherlein

*Dale C. LaPorte                  Trustee                     September 18, 2009
----------------------
Dale C. LaPorte

*Kathleen Cupper Obert            Trustee                     September 18, 2009
---------------------------
Kathleen Cupper Obert

/s/ John G. Abunassar             President and               September 18, 2009
----------------------            Chief Executive Officer
 John G. Abunassar

*By:   /s/ Kathleen T. Barr
       --------------------
       Kathleen T. Barr
       Attorney-in-Fact

                                 ALLEGIANT FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on August 26, 2009 and remains in effect on the date hereof:

         FURTHER RESOLVED, that the Trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Kathleen T. Barr and Audrey C. Talley, and each of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and each said attorney shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.

                                                     ALLEGIANT FUNDS


                                                     By:  /s/ Audrey C. Talley
                                                          --------------------
                                                          Audrey C. Talley
                                                          Secretary

Dated:   September 18, 2009

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009


/s/ Robert D. Neary
-------------------
Robert D. Neary

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009



/s/ John F. Durkott
-------------------
John F. Durkott

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009



/s/ Richard W. Furst
--------------------
Richard W. Furst

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dorothy
A. Berry, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009



/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kelley
J. Brennan, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009



/s/ Kelley J. Brennan
---------------------
Kelley J. Brennan

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009




/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kathleen Cupper Obert, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009




/s/ Kathleen Cupper Obert
-------------------------
Kathleen Cupper Obert

                                 ALLEGIANT FUNDS



                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Kathleen T. Barr and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  August 26, 2009




/s/ Dale C. LaPorte
------------------
Dale C. LaPorte